Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (9,236,201)	$ (7,182,677)	$ (4,362,274)	$ (5,516,224)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	32,477	25,256	93,389	537,756
Depreciation of property and equipment	136,619	106,244	42,066	34,448
Amortization of operating lease right-of-use assets	107,836	83,860	323,507	327,389
Amortization of intangible assets	678,789	527,871	629,207	123,848
Impairment of intangible assets			113,707
Impairment of goodwill	4,703,996	3,658,135
Allowance for expected credit losses	34,155	26,561	50,948	7,619
Loss of disposal of property and equipment				453
Interest income	(2,218)	(1,725)	(76,054)	(81,568)
Changes in assets and liabilities:
Accounts receivable	(254,958)	(198,271)	(10,477)	(154,509)
Prepayments	(472,019)	(367,073)	(41,985)	(157,953)
Other current assets, net	3,904,393	3,036,312	158,804	41,431
Deposits	27,045	21,032	8,851	14,281
Accounts payable	812,547	631,890	(79,192)	294,503
Contract liabilities	24,386	18,964	(103,655)	(171,980)
Accrued liabilities and other payables	(4,652,654)	(3,618,208)	539,331	167,407
Other taxes payable	37,735	29,345	24,660	1,536
Operating lease obligation	(110,982)	(86,307)	(334,284)	(323,376)
NET CASH USED IN OPERATING ACTIVITIES	(4,229,054)	(3,288,791)	(3,023,451)	(4,854,939)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(91,913)	(71,478)	(27,047)	(50,415)
Purchases of intangible assets	(94,630)	(73,590)	(186,861)	(737,203)
Acquisition of subsidiary, net of cash acquired	34,858	27,108	(513,600)	(309,311)
Deposit for an acquisition			(550,168)	(3,437,661)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(151,685)	(117,960)	(1,277,676)	(4,534,590)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from common share issued for cash	6,242,291	4,854,415	6,069	3,722
Net proceeds from initial public offering			5,679,065	11,157,002
Advances from/(to) a shareholder, net				(2,290,044)
Proceeds from loans			427,216
Deferred public offering costs				(114,794)
Advances from related parties	2,722,337	2,117,067		909,532
Repayment from related parties	(156,110)	(121,401)
Repayment of long-term loans	(649,572)	(505,150)	(987,716)	(315,263)
NET CASH PROVIDED BY FINANCING ACTIVITIES	8,158,946	6,344,931	5,124,634	9,350,155
Effect of exchange rate changes on cash and cash equivalents	(337,545)	(262,497)	130,515	(70,252)
NET CHANGE IN CASH AND CASH EQUIVALENTS	3,440,662	2,675,683	954,022	(109,626)
CASH, CASH EQUIVALENTS AT BEGINNING OF THE YEAR	1,145,829	891,072	191,807	301,433
CASH, CASH EQUIVALENTS AT YEAR END	4,586,491	3,566,755	1,145,829	191,807
SUPPLEMENTAL CASH FLOW INFORMATION:
Bank Loan Interest	15,677	12,191	33,068	19,105
Operating Lease Interest			5,450	11,159
SUPPLEMENTAL DISCLOSURES OF NON-CASH FINANCING ACTIVITIES:
Issue of ordinary shares against consideration payable (Note 10)	$ 1,290,793	$ 1,003,805